THE PERKINS    [LOGO]    THE PERKINS
                         -----------              -----------
                           DISCOVERY              OPPORTUNITY
                         -----------              -----------
                                FUND                     FUND
                         -----------              -----------



                               THE PERKINS FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT


















--------------------------------------------------------------------------------

                           For the Six Months Ending
                               September 30, 2001

                         THE PERKINS    [LOGO]    THE PERKINS
                         -----------              -----------
                           DISCOVERY              OPPORTUNITY
                         -----------              -----------
                                FUND                     FUND
                         -----------              -----------





October 26, 2001

Dear Shareholders:

In our last shareholder letter we presented our reasons for believing that the stock market was at or near a bottom and why small cap stocks should lead the next advance. This was based partly on the fact that since 1932 the average recession in the US has lasted about one year and the market typically bottoms three to six months before the end of a recession. Assuming that the current recession started in the fourth quarter of 2000 and would turn out to be of average length, that would have put us about halfway through it, with a market bottom close at hand. We still believe this reasoning holds up with one exception. Following the terrorist attacks of September 11 and after, it is unlikely that this recession will be of average length. It is generally accepted now that these attacks have had some impact on virtually every segment of our economy. After reopening, the market sold off sharply into September 21 and has rallied since then. This is part of the typical pattern after crisis events such as the Iraqi invasion of Kuwait in 1990. Then after the initial decline and rally, the market typically tests the old low, sometimes stopping near or at it, but sometimes going to a new low and a final washout. In either case, this is part of the base-building process which the market must go through.

In several past letters we have included a graph of the relative strength line between the Russell 2000 and S&P 500 Indexes. This graph illustrates that small cap stocks often outperform large caps coming out of a recession, and that after a long period of large cap outperformance, the small caps are beginning to show better relative strength. We believe this is reflected in the Funds' small and micro cap emphasis with calendar year-to-date performance for the Discovery Fund down -0.31% and the Opportunity Fund up 0.40%. This compares very favorably with the indexes, which are down from -15.43% for the Dow to -39.32% for the NASDAQ.

In our prospectus, we describe our investment strategy as one that looks to find and capitalize on change. Significant change was forced on us by the events of September 11, change that we would have preferred to live without. Some companies in our portfolio, however, are benefiting from that change. Visionics, Inc. which focuses on biometric identification systems, has been the largest beneficiary to date. They have several product lines, one for police that uses digitized fingerprints to positively identify suspects in the field and search against databases for warrants. Another product line uses facial recognition software to take a "face print" and match to potential databases such as faces of known terrorists or other criminals. This system could be used in our airports to prevent known terrorists from traveling by air.

As we mentioned in our last letter, The Perkins Opportunity Fund has a significant tax loss carry-forward. Part of that carryforward was used up last year; however, as of September 30, 2001, approximately $3 million remains. This means that the Fund may be able to take up to $1.86 per share of capital gains in the future without having to make a taxable distribution. The carryforward resulted largely from the sale of Fund holdings at a loss to cover redemptions in 1997 and 1998 when small company stocks were performing badly. This represents a significant shelter for taxable accounts and can work to the advantage of new investors and long-term shareholders when the Fund is performing well. The Fund has many good holdings that have the potential for capital appreciation and will not have to distribute any capital gain dividends until its carryforward is used up. We are pleased that you as a shareholder have elected to retain your shares. We also believe it would be an excellent time to add to your holdings to take advantage of this hidden asset when the next upswing in the Fund's portfolio takes place.

The Discovery Fund, which is just three years old, is well-positioned in micro cap growth stocks, i.e., those with less than a $100 million market capitalization. There are plenty to choose from, as the price decline in small cap stocks moved many into the micro-cap category. The Fund is still very small, just $1.3 million in net assets as of September 30, which makes it very interesting for new money since it contains only 37 stocks and, therefore, price increases in just a few can be meaningful.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                              PERKINS    PERKINS
                             DISCOVERY OPPORTUNITY   RUSSELL       NASDAQ        S&P
                                FUND      FUND        2000       COMPOSITE       500
CALENDAR PERIOD               (PDFDX)   (POFDX)      INDEX         INDEX        INDEX
--------------------------------------------------------------------------------------

1993 (Partial Year)             --       39.52%       17.62%       17.26%       10.67%
1994                            --       14.85%       (3.18)%      (3.20)%       1.27%
1995                            --       70.35%       26.21%       39.92%       37.53%
1996                            --       (7.33)%      14.76%       22.71%       22.99%
1997                            --      (17.08)%      20.52%       21.64%       33.34%
1998  -- Discovery (Part Yr)   9.67%       --        (11.23)%      21.34%       12.84%
      -- Opportunity            --      (16.01)%      (3.45)%      39.63%       28.57%
1999                          67.54%     98.58%       19.62%       85.58%       21.03%
2000                           7.61%    (29.26)%      (4.20)%     (39.29)%      (9.15)%
2001    (YTD to 9/30/01)      (0.31)%     0.40%      (16.27)%     (39.33)%     (20.45)%
Annualized - Discovery
(Inception to 9/30/01)        21.53%       --         (4.78)%      (5.43)%      (0.61)%
Annualized - Opportunity
(Inception to 9/30/01)          --       11.13%        7.34%        9.93%       12.88%


Thank you for your continued support.
Sincerely,


/S/ RICHARD W. PERKINS                          /S/ DANIEL S. PERKINS
----------------------                          ---------------------
Richard W. Perkins, C.F.A.                      Daniel S. Perkins, C.F.A.
President                                       Vice President

Past performance is no guarantee of future results. The value of Fund shares and their return will fluctuate and investors may have a gain or loss when they redeem shares. The Discovery Fund's one-year and average annual total return since inception (April 9, 1998) through September 30, 2001 were -14.12% and 21.53%, respectively. The Opportunity Fund's one-year, five-year and average annual total return since inception (February 18, 1993) through September 30, 2001 were -26.93%, -2.95% and 11.13%, respectively. Small company investing involves greater risks and volatility. The performance quoted for the Opportunity Fund reflects a substantial increase in value of a single holding during the last year. It is not probable that a single holding will have such a substantial impact on performance in the future. The Funds are distributed by Quasar Distributors LLC (formerly distributed by First Fund Distributors, Inc.).


                           THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 87.6%
BUSINESS SERVICES: 0.8%
  12,500       United Shipping And Technology, Inc.*                    $  9,875
                                                                        --------

CHEMICALS: 2.2%
   7,500       Landec Corp.*                                              29,625
                                                                        --------

COMPUTERS - INTEGRATED SYSTEMS: 11.2%
   2,500       Intelli-Check, Inc.*                                       29,525
  10,000       Visionics Corp.*                                          118,800
                                                                        --------
                                                                         148,325
                                                                        --------

COMPUTERS - PERIPHERAL EQUIPMENT: 4.4%
   7,500       Check Technology Corp.*                                    23,325
   6,000       Digi International, Inc.*                                  31,320
   5,000       Tidel Technologies, Inc.*                                   3,500
                                                                        --------
                                                                          58,145
                                                                        --------

CREDIT AND FINANCE: 3.1%
   3,000       MicroFinancial, Inc.                                       41,250
                                                                        --------

DIVERSIFIED MANUFACTURING: 3.9%
   3,000       Raven Industries, Inc.                                     51,450
                                                                        --------

ELECTRONIC PRODUCTS: 1.4%
   2,000       Axsys Technologies, Inc.*                                  17,760
                                                                        --------

HEALTHCARE - SERVICES: 13.8%
   8,000       Air Methods Corp.*                                         34,160
   1,000       America Service Group, Inc.*                                5,600
   3,000       American Dental Partners, Inc.*                            22,500
  10,000       American Shared Hospital Services                          32,000
   6,300       National Home Health Care Corp.*                           60,786
   6,000       Prime Medical Services, Inc.*                              27,000
                                                                        --------
                                                                         182,046
                                                                        --------

LEISURE - GAMING: 1.7%
  25,000       Innovative Gaming Corp. of America*                        23,000
                                                                        --------



  SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MEDICAL PRODUCTS: 21.3%
  15,000       CardioGenesis Corp.*                                     $ 12,600
   4,000       Cellegy Pharmaceuticals, Inc.*                             27,800
   4,000       Curative Health Services, Inc.*                            36,200
   4,500       Hypertension Diagnostics, Inc.*                            22,500
  10,000       LecTec Corp.*                                              18,000
   4,000       Medtox Scientific, Inc.*                                   47,880
   4,375       Merit Medical Systems, Inc.*                               83,125
   6,000       SpectraScience, Inc.*                                      25,200
   5,000       Vascular Solutions, Inc.*                                   8,850
                                                                        --------
                                                                         282,155
                                                                        --------

REITs: 2.8%
   7,000       Amerivest Properties, Inc.                                 37,100
                                                                        --------

RETAIL - MISCELLANEOUS: 11.0%
  25,000       Cost-U-Less, Inc.*                                         19,500
   7,500       Famous Dave's of America, Inc.*                            71,250
   2,500       Gart Sports Co.*                                           30,250
   1,250       Mortons Restaurants Group, Inc.                            10,925
   4,000       Smith & Wollensky Restaurant Group, Inc.*                  13,400
                                                                        --------
                                                                         145,325
                                                                        --------

TELECOMMUNICATIONS - EQUIPMENT/SERVICES: 10.0%
  25,000       ACI Telecentrics, Inc.*                                    20,000
   4,000       ACT Teleconferencing, Inc.*                                33,200
   3,000       APA Optics, Inc.*                                           5,730
   2,500       Hector Communications Corp.*                               35,750
  10,000       OneLink Communications, Inc.*                               1,600
  17,500       VTEL Corp.*                                                36,400
                                                                        --------
                                                                         132,680
                                                                        --------

TOTAL COMMON STOCKS
                (cost $1,183,424)                                      1,158,736
                                                                       ---------


See accompanying Notes to Financial Stataements.



                                                                               5

                           THE PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                                 VALUE
--------------------------------------------------------------------------------

WARRANTS: 1.0%
MEDICAL PRODUCTS: 0.7%
   4,500       Hypertension Diagnostics, Inc. Wts.*                     $  9,045
                                                                        --------

TELECOMMUNICATIONS - EQUIPMENT/SERVICES: 0.3%
   4,000       Raydyne ComStream, Inc. Wts.*                               4,121
                                                                        --------

TOTAL WARRANTS
                (cost $0)                                                 13,166
                                                                        --------


PRINCIPAL
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 10.5%
$139,000       Firstar Repurchase Agreement, 2.50%, dated 9/28/01,
               due 10/1/01, [collateralized by $141,778 FHR 2297 AB,
               6.00%, due 11/15/2028 (proceeds $139,029)]
               (cost $139,000)                                           139,000
                                                                        --------


                                                                          VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
        (cost $1,322,424+):  99.1%                                   $1,310,902
Other Assets less Liabilities:  0.9%                                     12,470
                                                                     ----------
                NET ASSETS: 100.0%                                   $1,323,372
                                                                     ==========

* Non-income producing security.
+ At September 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation                                 $ 282,508
        Gross unrealized depreciation                                  (294,030)
                                                                      ---------
        Net unrealized depreciation                                   $ (11,522)
                                                                      =========



See accompanying Notes to Financial Statements.


                          THE PERKINS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                                 VALUE
--------------------------------------------------------------------------------


COMMON STOCKS: 88.9%
BUSINESS SERVICES: 23.0%
    87,500     Appliance Recycling Centers of America, Inc.*          $  240,625
    25,000     G&K Services, Inc.                                        663,750
   437,500     Health Fitness Corp.*                                     345,625
   750,000     Insignia Systems, Inc.*                                 4,125,000
   400,000     Integrated Security Systems, Inc.*                        160,000
   250,000     Reality Interactive, Inc.*                                 12,500
                                                                      ----------
                                                                       5,547,500
                                                                      ----------

COMMERCIAL SERVICES: 10.3%
    74,500     Apogee Enterprises, Inc.                                  961,050
    40,000     Coinstar, Inc.*                                           788,800
   100,000     US Oncology, Inc.*                                        745,000
                                                                      ----------
                                                                       2,494,850
                                                                      ----------

COMPUTER - INTERNET: 0.1%
    50,000     VCampus Corp.*                                             28,000
                                                                      ----------

COMPUTERS - INTEGRATED SYSTEMS: 7.6%
   300,000     Applied Digital Solutions, Inc.*                           51,000
   150,000     Visionics Corp.*                                        1,782,000
                                                                      ----------
                                                                       1,833,000
                                                                      ----------

COMPUTERS - PERIPHERAL EQUIPMENT: 2.7%
   100,000     Ciprico, Inc.*                                            449,620
    50,000     M-Systems Flash Disk Pioneers, Ltd.*                      213,500
                                                                      ----------
                                                                         663,120
                                                                      ----------

COMPUTERS - SOFTWARE: 2.7%
   100,000     3DO Co. (The)*                                            205,000
   100,000     Ebix.com, Inc.*                                            48,000
     5,000     PLATO Learning, Inc.*                                     120,700
    50,000     Zomax, Inc.*                                              271,500
                                                                      ----------
                                                                         645,200
                                                                      ----------

CONSUMER PRODUCTS: 1.5%
   250,000     Galagen, Inc.*                                             25,000
   250,000     MBC Holding Co.*                                          350,000
                                                                      ----------
                                                                         375,000
                                                                      ----------

DIRECT MARKETING: 1.6%
    30,000     ValueVision International, Inc.*                          387,000
                                                                      ----------



SHARES                                                                 VALUE
--------------------------------------------------------------------------------

ELECTRONIC PRODUCTS: 3.3%
    50,000     Asyst Technologies, Inc.*                              $  452,500
   175,000     Micro Component Technology, Inc.*                         332,500
                                                                      ----------
                                                                         785,000
                                                                      ----------

LEISURE - MISCELLANEOUS: 0.7%
    50,000     American Classic Voyages Co.*                              68,000
   100,000     Innovative Gaming Corp. of America*                        92,000
                                                                      ----------
                                                                         160,000
                                                                      ----------

MEDICAL PRODUCTS: 12.6%
    50,000     ATS Medical, Inc.*                                        200,000
   130,000     Britesmile, Inc.*                                         780,000
   100,000     LecTec Corp.*                                             180,000
    57,386     Possis Medical, Inc.*                                     671,445
   175,000     SpectraScience, Inc.*                                     735,000
    50,000     Theragenics Corp.*                                        462,000
                                                                      ----------
                                                                       3,028,445
                                                                      ----------

RETAIL - MISCELLANEOUS: 17.4%
   200,000     Big Buck Brewery & Steakhouse, Inc.*                      176,000
    40,000     Buca, Inc.*                                               448,800
    41,500     Guitar Center, Inc.*                                      499,660
    50,000     Hot Topic, Inc.*                                        1,255,000
    40,000     Regis Corp.                                               838,400
   107,500     Wilsons The Leather Experts, Inc.*                        971,800
                                                                      ----------
                                                                       4,189,660
                                                                      ----------

TELECOMMUNICATIONS - EQUIPMENT/SERVICES: 2.1%
   100,000     Norstan, Inc.*                                            400,000
   115,000     OneLink Communications, Inc.*                              18,400
   100,000     Viseon, Inc.*                                              86,000
                                                                      ----------
                                                                         504,400
                                                                      ----------

TRANSPORTATION: 3.3%
    20,000     A.C.L.N. Limited*                                         790,000
                                                                      ----------

TOTAL COMMON STOCKS
         (cost $34,023,951)                                           21,431,175
                                                                      ----------


See accompanying Notes to Financial Statements.



                                                                               7

                          THE PERKINS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
WARRANTS: 0.0%
COMPUTER - INTERNET: 0.0%
   100,000     Popmail.Com, Inc. Wts., Exp. 11/3/01*                  $        0
                                                                      ----------
MEDICAL PRODUCTS: 0.0%
    11,477     Possis Medical Inc. Wts.,* Exp. 3/3/04                          0
                                                                      ----------

RETAIL - MISCELLANEOUS: 0.0%
   300,000     Big Buck Brewery & Steakhouse, Inc. Wts. A,
                  Exp. 12/13/01*                                           6,000
                                                                      ----------

TELECOMMUNICATIONS - EQUIPMENT/SERVICES: 0.0%
    85,000     ChoiceTel Communications, Inc. Wts., Exp. 11/10/02*         4,250
                                                                      ----------

TOTAL WARRANTS
         (cost $10,801)                                                   10,250
                                                                      ----------


PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 11.5%
$2,763,000     Firstar Repurchase Agreement, 2.50%, dated 9/28/01,
               due 10/1/01, [collateralized by $2,818,221 FHR 2297
               AB, 6.00%, due 11/15/2028 (proceeds $2,763,568)]
               (cost $2,763,000)                                       2,763,000

                                                                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
        (cost $36,797,752+): 100.4%                                 $24,204,425
Liabilities in excess of
Other Assets: (0.4)%                                                   (106,001)
                                                                    -----------
                NET ASSETS: 100.0%                                  $24,098,424
                                                                    ===========

*   Non-income producing security.
+ At September 30, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.
    Unrealized appreciation and depreciation were as follows:

        Gross unrealized appreciation                              $  4,714,117
        Gross unrealized depreciation                               (17,307,444)
                                                                   ------------
        Net unrealized depreciation                                $(12,593,327)
                                                                   ============

See accompanying Notes to Financial Statements.


                                THE PERKINS FUND

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                   DISCOVERY       OPPORTUNITY
                                                                      FUND            FUND
----------------------------------------------------------------------------------------------
ASSETS
        Investments in securities, at value
                (cost $1,183,424 and $34,034,752, respectively)   $  1,171,902    $ 21,441,425
        Repurchase agreement, at value
                (cost $139,000 and $2,763,000, respectively) ..        139,000       2,763,000
        Cash ..................................................            665             171
        Receivables:
                Due from advisor ..............................         11,202            --
                Dividends and interest ........................          1,425             630
                Securities sold ...............................         42,500            --
        Prepaid expenses ......................................          5,511           2,422
        Deferred organization costs ...........................          4,570            --
                                                                  ------------    ------------

                        Total assets ..........................      1,376,775      24,207,648
                                                                  ------------    ------------

LIABILITIES
        Payables:
                Administration fees ...........................          2,467           5,503
                Advisory fees .................................           --            22,011
                Distribution fees .............................            857          18,511
                Distribution to shareholders ..................              4            --
                Fund shares redeemed ..........................           --            36,810
                Securities purchased ..........................         33,772            --
        Accrued expenses ......................................         16,303          26,389
                                                                  ------------    ------------

                        Total liabilities .....................         53,403         109,224
                                                                  ------------    ------------


NET ASSETS ....................................................   $  1,323,372    $ 24,098,424
                                                                  ============    ============


        Net asset value, offering and redemption
           price per share
        ($1,323,372/81,869 and $24,098,424/1,611,728,
           respectively; of shares authorized
           without par value) .................................   $      16.16    $      14.95
                                                                  ============    ============

COMPONENTS OF NET ASSETS
        Paid-in capital .......................................   $  1,327,382    $ 39,814,923
        Accumulated net investment loss .......................        (11,826)       (295,158)
        Accumulated net realized gain (loss) on investments ...         19,338      (2,828,014)
        Net unrealized depreciation on investments ............        (11,522)    (12,593,327)
                                                                  ------------    ------------

        Net assets ............................................   $  1,323,372    $ 24,098,424
                                                                  ============    ============


See accompanying Notes to Financial Statements.


                                THE PERKINS FUND

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                    DISCOVERY    OPPORTUNITY
                                                                      FUND          FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
        Income
                Dividends .....................................   $     1,955    $    11,432
                Interest ......................................         2,299         28,758
                                                                  -----------    -----------

                        Total income ..........................         4,254         40,190
                                                                  -----------    -----------

        Expenses
                Advisory fees .................................         6,457        148,581
                Distribution fees .............................         1,614         37,145
                Shareholder service fees ......................           839         20,262
                Administration fees ...........................        14,885         37,145
                Fund accounting fees ..........................         7,285         13,078
                Audit fees ....................................         7,600          8,016
                Transfer agent fees ...........................        18,462         40,534
                Custody fees ..................................         3,166          8,236
                Reports to shareholders .......................         2,670          7,963
                Registration fees .............................         6,558          6,063
                Legal fees ....................................         1,855          1,810
                Trustee fees ..................................         1,719          3,529
                Amortization of deferred organization costs ...         1,488           --
                Insurance expense .............................          --              905
                Miscellaneous .................................           814          2,081
                                                                  -----------    -----------

                        Total expenses ........................        75,412        335,348
                        Less: fees waived and expenses absorbed       (59,332)          --
                                                                  -----------    -----------

                        Net expenses ..........................        16,080        335,348
                                                                  -----------    -----------

                                Net investment loss ...........       (11,826)      (295,158)
                                                                  -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain on investments ......................        19,812        250,408
        Net unrealized appreciation (depreciation)
           on investments .....................................       112,899     (3,787,092)
                                                                  -----------    -----------

                Net realized and unrealized gain (loss)
                   on investments .............................       132,711     (3,536,684)
                                                                  -----------    -----------

                Net increase (decrease) in net assets
                   resulting from operations ..................   $   120,885    $(3,831,842)
                                                                  ===========    ===========




See accompanying Notes to Financial Statements.



                           THE PERKINS DISCOVERY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                               SIX MONTHS ENDED    YEAR ENDED
                                                             SEPTEMBER 30, 2001# MARCH 31, 2001
-----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
        Net investment loss ...................................   $   (11,826)   $   (22,313)
        Net realized gain on investments ......................        19,812        148,791
        Net unrealized appreciation (depreciation)
           on investments .....................................       112,899       (927,122)
                                                                  -----------    -----------

                Net increase (decrease) in net assets resulting
                   from operations ............................       120,885       (800,644)
                                                                  -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
        From net realized gain ................................      (149,265)      (383,387)
                                                                  -----------    -----------

CAPITAL SHARE TRANSACTIONS
        Net increase in net assets derived from net change
                in outstanding shares (a) .....................       246,572        326,808
                                                                  -----------    -----------

                        Total increase (decrease) in net assets       218,192       (857,223)
NET ASSETS
        Beginning of period ...................................     1,105,180      1,962,403
                                                                  -----------    -----------

        End of period .........................................   $ 1,323,372    $ 1,105,180
                                                                  ===========    ===========


(a)     A summary of capital share transactions is as follows:

                                    SIX MONTHS ENDED              YEAR ENDED
                                   SEPTEMBER 30, 2001#           MARCH 31, 2001
                                   -------------------           --------------

                                   Shares       Value        Shares      Value
                                   ------       -----        ------      -----

Shares sold .................       9,410    $ 165,741       12,081    $ 251,585
Shares issued in reinvestment
  of distributions ..........       7,555      133,117       16,999      310,079
Shares redeemed .............      (3,122)     (52,286)      (9,846)    (234,856)
                                   ------    ---------       ------    ---------

Net increase ................      13,843    $ 246,572       19,234    $ 326,808
                                   ======    =========       ======    =========

----------
# Unaudited.


See accompanying Notes to Financial Statements.


                          THE PERKINS OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                    SIX MONTHS ENDED    YEAR ENDED
                                                  SEPTEMBER 30, 2001#  MARCH 31, 2001
-------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
        Net investment loss ........................   $   (295,158)   $   (513,759)
        Net realized gain on investments ...........        250,408       1,817,975
        Net unrealized depreciation on investments .     (3,787,092)    (15,537,247)
                                                       ------------    ------------

                Net decrease in net assets resulting
                  from operations ..................     (3,831,842)    (14,233,031)
                                                       ------------    ------------

CAPITAL SHARE TRANSACTIONS
        Net decrease in net assets derived from
           net change in outstanding shares (a) ....     (1,190,836)     (6,851,775)
                                                       ------------    ------------

                        Total decrease in net assets     (5,022,678)    (21,084,806)
NET ASSETS
        Beginning of period ........................     29,121,102      50,205,908
                                                       ------------    ------------

        End of period ..............................   $ 24,098,424    $ 29,121,102
                                                       ============    ============


(a)  A summary of capital share transactions is as follows:

                          SIX MONTHS ENDED                  YEAR ENDED
                         SEPTEMBER 30, 2001#              MARCH 31, 2001
                         -------------------              --------------

                          Shares        Value           Shares          Value
                          ------        -----           ------          -----

Shares sold ....        632,971    $ 11,451,635       1,948,035    $ 36,241,485
Shares redeemed        (702,016)    (12,642,471)     (2,287,609)    (43,093,260)

Net decrease ...        (69,045)   $ (1,190,836)       (339,574)   $ (6,851,775)


-----------
# Unaudited.

See accompanying Notes to Financial Statements.


                           THE PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------


                                                                                       APRIL 9, 1998*
                                                 SIX MONTHS ENDED                        THROUGH
                                                   SEPTEMBER 30,   YEAR ENDED MARCH 31,  MARCH 31,
                                                         2001#        2001       2000       1999
------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............   $   16.25   $   40.22  $    17.35  $   15.00
                                                      ---------   ---------  ----------  ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss .......................       (0.14)      (0.33)      (0.51)     (0.15)
        Net realized and unrealized
                gain (loss) on investments ........        2.18      (15.45)      26.07       2.50
                                                      ---------   ---------  ----------  ---------

Total from investment operations ..................        2.04      (15.78)      25.56       2.35
                                                      ---------   ---------  ----------  ---------

LESS DISTRIBUTIONS:
        From net realized gain ....................       (2.13)      (8.19)      (2.69)      --
                                                      ---------   ---------  ----------  ---------

Net asset value, end of period ....................   $   16.16   $   16.25  $    40.22  $   17.35
                                                      =========   =========  ==========  =========

Total return ......................................       11.47%^    (41.40)%    160.88%     15.67%^
RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (millions) ......   $     1.3   $     1.1  $      2.0  $     0.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before fees waived and
           expenses absorbed ......................       11.72%+     10.86%      12.27%     24.67%+
        After fees waived and
           expenses absorbed ......................        2.50%+      2.50%       2.50%      2.50%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before fees waived and
           expenses absorbed ......................      (11.06)%+   (10.03)%    (11.97)%   (23.41)%+
        After fees waived and
           expenses absorbed ......................       (1.84)%+    (1.67)%     (2.20)%    (1.24)%+
        Portfolio turnover rate ...................       28.73%^     73.76%     144.58%    137.32%^


------------------
#       Unaudited.
*       Commencement of operations.
+       Annualized.
^       Not annualized.



See accompanying Notes to Financial Statements.


                          THE PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                           SIX MONTHS ENDED
                                             SEPTEMBER 30,                    YEAR ENDED MARCH 31,
                                                2001#       2001       2000       1999        1998        1997
Net asset value, beginning
   of period .............................   $   17.33   $   24.85  $    11.85  $   14.24  $   12.58  $   18.78
                                             ---------   ---------  ----------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss ..............       (0.18)      (0.31)      (0.34)     (0.24)     (0.34)     (0.24)
        Net realized and unrealized
                gain (loss) on investments       (2.20)      (7.21)      13.34      (2.15)      2.00      (4.98)
                                             ---------   ---------  ----------  ---------  ---------  ---------

Total from investment operations .........       (2.38)      (7.52)      13.00      (2.39)      1.66      (5.22)
                                             ---------   ---------  ----------  ---------  ---------  ---------

LESS DISTRIBUTIONS:
        From net realized gain ...........     --          --          --         --         --           (0.98)
                                             ---------   ---------  ----------  ---------  ---------  ---------

        Net asset value, end of period ...   $   14.95   $   17.33  $    24.85  $   11.85  $   14.24  $   12.58
                                             =========   =========  ==========  =========  =========  =========

Total return .............................      (13.73)%^   (30.26)%    109.70%    (16.78)%    13.20%    (28.94)%

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period
           (millions) ....................   $   24.1    $   29.1   $    50.2   $   31.8   $   56.1   $   75.3
        Ratio of expenses to average
           net assets ....................        2.26%+      2.20%       2.18%      2.24%      2.27%      1.90%
        Ratio of net investment loss
           to average net assets .........       (1.99)%+    (1.53)%     (1.90)%    (1.69)%    (1.85)%    (1.25)%
        Portfolio turnover rate ..........        8.96%^     30.08%      29.64%     19.34%     53.37%     86.88%


-----------
#       Unaudited.
+       Annualized.
^       Not annualized.

See accompanying Notes to Financial Statements.

                                THE PERKINS FUND

NOTES TO FINANCIAL STATEMENTS - (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

        The Perkins Discovery Fund and The Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and The Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITIES VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

         B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

         C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses.

                                THE PERKINS FUND

--------------------------------------------------------------------------------

         D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Advisor in connection with the organization and registration of the Perkins Discovery Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five periods.

         E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

         For the period ended September 30, 2001, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the period ended September 30, 2001, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $6,457 and $148,581, respectively, in advisory fees.

         The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for The Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. For the period ended September 30, 2001, the Advisor has voluntarily waived its fees of $6,457 and absorbed expenses of $52,875 for The Perkins Discovery Fund.

         Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.

                                THE PERKINS FUND

--------------------------------------------------------------------------------

         Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator is a division of Firstar Mutual Fund Services, LLC ("FMFS"), an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

        Under $12 million           $30,000
        $12 to $50 million          0.25% of average daily net assets
        $50 to $100  million        0.20% of average daily net assets
        $100 to $200 million        0.15% of average daily net assets
        Over $200 million           0.10% of average daily net assets

         For the period ended September 30, 2001, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred Administration fees of $14,885 and $37,145, respectively.

         Firstar Bank, N.A., an affiliate of FMFS, serves as custodian to the Funds.

         First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of Administrator.

         Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

        Each Fund has adopted a Distribution Plan (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plan for the Perkins Opportunity Fund provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Plan for the Perkins Discovery Fund provides that the Fund may pay a fee to the Advisor as distribution coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as compensation for its distribution services. For the period ended September 30, 2001, The Perkins Discovery Fund and The Perkins Opportunity Fund paid the Distributor $1,614 and $37,145, respectively, under the Plan.

                                THE PERKINS FUND

--------------------------------------------------------------------------------


NOTE 5 - SHAREHOLDER SERVICING FEE

        The Funds have entered into a Shareholder Service Agreement with the Advisor, under which the Funds pay servicing fees at an annual rate of up to 0.25% of each Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. The Shareholder Servicing Agreement was terminated on July 31, 2001. For the period ended September 30, 2001, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $839 and $20,262, respectively, in Shareholder Servicing fees.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

         For the period ended September 30, 2001, the cost of purchases and the proceeds from sales of securities for The Perkins Discovery Fund, excluding short-term securities, was $791,738 and $328,128, respectively.

         For the period ended September 30, 2001, the cost of purchases and the proceeds from sales of securities for The Perkins Opportunity Fund, excluding short-term securities, was $2,461,350 and $6,416,393, respectively.

NOTE 7 - REPURCHASE AGREEMENTS

        The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

                                THE PERKINS FUND

NOTES TO FINANCIAL STATEMENTS - (Unaudited)
--------------------------------------------------------------------------------

NOTE 8 - INVESTMENTS IN AFFILIATES

        Affiliated companies, as defined in Section 2(a)(3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Fund. For the period ended September 30, 2001, The Perkins Opportunity Fund had the following transactions with affiliated companies:

                          SHARES HELD                     SHARES HELD        VALUE
                            MARCH 31,   SHARES    SHARES  SEPTEMBER 30,   SEPTEMBER 30,
                              2001    PURCHASED    SOLD        2001           2001
---------------------------------------------------------------------------------------
Insignia Systems Inc.:      750,000                         750,000        $4,125,000
MBC Holding Company:        250,000                         250,000           524,500
Reality Interactive Inc.:   250,000                         250,000            12,500
                                                                           ----------
Totals                                                                     $4,662,000
                                                                           ==========


--------------------------------------------------------------------------------

                                    Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                  Distributor
                            QUASAR DISTRIBUTORS LLC*
                            615 East Michigan Street
                            Milwaukee, WI 53202-5207

                                   Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                               425 Walnut Street
                              Cincinnati, OH 45201

                    Transfer Agent Dividend Disbursing Agent
                                   PFPC, INC.
                                 P.O. Box 8813
                           Wilmington, DE 19899-8813
                                 (800) 280-4779

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19101

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       345 California Street, 29th Floor
                            San Francisco, CA 94104


--------------------------------------------------------------------------------

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.

* Formerly distributed by First Fund Distributors, Inc.